Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Commitments for capital expenditure	$ 5,958	$ 3,975